DUE TO ALSET INC (Details Narrative) - USD ($)	Sep. 24, 2024	Apr. 24, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net			$ 685,153
Line of credit facility maximum borrowing capacity		$ 1,000,000
Remained outstanding			700,000
Credit Facility Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit facility maximum borrowing capacity		$ 1,000,000
Line of credit facility interest percentage		3.00%
Line of credit	$ 300,000
Accrued interest	3,164
Remained outstanding			0
Debt Conversion Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt conversion converted instrument amount	$ 300,000
Per share	$ 0.63
Debt conversion converted instrument shares issued	476,190
Alset Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net			$ 210,927	$ 202,645	$ 202,644